Description of Business	3 Months Ended
Mar. 31, 2013
DESCRIPTION OF BUSINESS[Abstract]
DESCRIPTION OF BUSINESS [Text Block]
NOTE 1: DESCRIPTION OF BUSINESS

Nature of operations
Navios Logistics is one of the largest logistics companies in the Hidrovia region of South America, focusing on the Hidrovia river system, the main navigable river system in the region, and on cabotage trades along the eastern coast of South America. Navios Logistics is focused on providing its customers integrated transportation, storage and related services through its port facilities, its large, versatile fleet of dry and liquid cargo barges and its product tankers. Navios Logistics serves the needs of a number of growing South American industries, including mineral and grain commodity providers as well as users of refined petroleum products.